PARENT COMPANY FINANCIAL DATA (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Income tax benefit	$ (1,803)	$ (2,822)	$ 385
Net income (loss)	2,941	4,637	(163)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Dividends	221	0	0
Equity in earnings (losses) of subsidiaries	3,211	4,929	115
Operating expense	(404)	(437)	(417)
Income tax benefit	134	145	139
Net income (loss)	$ 2,941	$ 4,637	$ (163)